Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Preferred Stock [Abstract]
Schedule of Total Shares of Common Stock Reserved for Issuance

The total shares of common stock reserved for issuance are summarized as follows:

	March 31, 2025	March 31, 2024
Public Warrants (exercise price of $193,200.00 per share)	626	626
Class A Common Stock Warrants (exercise price of $55,272.00 per share)	154	154
Class A Placement Agent Common Stock Warrants (exercise price of $55,272.00 per share)	22	22
Class B Common Stock Warrants (exercise price of $10,080.00 per share)	497	497
Class B Placement Agent Common Stock Warrants (exercise price of $12,600.00 per share)	35	35
Class C Common Stock Warrants (exercise price of $16.00 per share)	485	485
Class D Common Stock Warrants (exercise price of $3.7596 per share)	5,060	—
Class E Common Stock Warrants (exercise price of $16.00 per share)	64,506	—
Class F Common Stock Warrants (exercise price of $16.00 per share)[1]	125,000	—
Class G Common Stock Warrants (exercise price of $3.7596 per share)	1,621,463	—
Rollover Warrants (exercise price of $45,070.73 per share)	7	7
Rollover RSU awards outstanding	3	3
Stock options outstanding (minimum exercise price $571.20)	64	64
Shares reserved for issuance	1,817,922	1,893
Shares available for future stock grants under the 2021 Equity Incentive Plan	97,880	1,288
Total common stock reserved for issuance	1,915,802	3,181

The total shares of common stock reserved for issuance are summarized as follows:

	December 31, 2024	December 31, 2023
Public Warrants (exercise price of $193,200.00 per share)	626	626
Class A Common Stock Warrants (exercise price of $55,272.00 per share)	154	154
Class A Placement Agent Common Stock Warrants (exercise price of $55,272.00 per share)	22	22
Class B Common Stock Warrants (exercise price of $10,080.00 per share)	497	497
Class B Placement Agent Common Stock Warrants (exercise price of $12,600.00 per share)	35	35
Class C Common Stock Warrants (exercise price of $16.00 per share)	485	1,014
Class D Common Stock Warrants (exercise price of $3.7596 per share)	5,060	—
Class E Common Stock Warrants (exercise price of $16.00 per share)	64,506	—
Class F Common Stock Warrants (alternative cashless exercise)	508,006	—
Class G Common Stock Warrants (exercise price of $3.7596 per share)	381,004	—
Rollover Warrants (exercise price of $45,070.73 per share)	7	7
Rollover RSU awards outstanding	3	3
Stock options outstanding (minimum exercise price $571.20)	64	64
Shares reserved for issuance	960,469	2,422
Shares available for future stock grants under the 2021 Equity Incentive Plan	10,142	1,288
Total common stock reserved for issuance	970,611	3,710